EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Disclosure of Cost Of Sales	Costs of sales in 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Costs of sales	(20,601)	(20,587)	(20,576)
Obsolescence inventory impairments	—	(768)	(1,604)
Total	(20,601)	(21,355)	(22,180)

Disclosure of Research And Development Expense
Research and development costs in 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Employee costs	(18,365)	(15,676)	(15,734)
Amortization costs IFA	(677)	(55)	(45)
Impairment losses IFA	—	732	—
Depreciation PPE and right of use assets	(1,805)	(1,772)	(1,546)
Direct Operating Expenses	(11,206)	(9,667)	(9,599)
Other indirect research and development costs	(1,659)	(1,930)	(1,958)
Total research and development costs	(33,712)	(28,368)	(28,882)

Disclosure of General and Administrative Costs
General and administrative costs for 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Employee costs	(9,817)	(7,657)	(5,225)
Amortization costs IFA	—	(5)	(2)
Depreciation PPE and right of use assets	(1,001)	(977)	(614)
Direct Operating Expenses	(8,355)	(7,973)	(5,198)
Other indirect general and administrative costs	(1,906)	(2,301)	(1,181)
Total general and administrative costs	(21,079)	(18,913)	(12,221)

Disclosure of Marketing and Sales Costs
Marketing and sales costs for 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Employee costs	(20,212)	(16,615)	(14,933)
Amortization costs IFA	(2,834)	(2,824)	(28)
Impairment losses IFA	—	—	(2,793)
Depreciation PPE and right of use assets	(757)	(277)	(410)
Direct Operating Expenses	(20,446)	(17,481)	(14,848)
Other indirect marketing and sales costs	(915)	(2,717)	(1,527)
Total marketing and sales costs	(45,164)	(39,914)	(34,539)

Disclosure of Employee Benefits
Employee benefit costs for 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Salaries	(32,217)	(26,363)	(22,887)
Social security costs	(3,765)	(3,364)	(2,251)
Pension costs	(1,614)	(1,577)	(1,034)
Share-based compensation	(7,356)	(4,449)	(3,889)
Total	(44,952)	(35,753)	(30,061)

Disclosure of Depreciation and Amortization
Depreciation and amortization charges are included in:

Amounts in € ‘000	2020	2019	2018
Property, plant and equipment	(1,789)	(1,573)	(1,090)
Intangible assets	(3,508)	(2,884)	(2,845)
Total	(5,297)	(4,457)	(3,935)
Right of use assets
Buildings	(1,471)	(1,125)	—
Cars	(303)	(328)	—
Total	(1,774)	(1,453)	—